Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contracts with Customers
Schedule of revenue

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands)	2023	2022	2023	2022	2022
Type of goods or services
Product sales	260,631	63,627	447,571	81,590	375,515
Outlicensing of product	—	—	—	28,804	421,689
Royalty income	8,752	—	13,164	—	2,287
Performance of certain regulatory services	—	420	—	3,387	3,387
Total	269,383	64,047	460,735	113,781	802,879

Geographical markets
USA	259,239	63,627	444,931	81,590	372,247
Europe	10,144	420	15,804	3,387	143,955
Asia	—	—	—	28,804	286,677
Total	269,383	64,047	460,735	113,781	802,879